RECEIVABLES - Carrying Amount of Receivables (Details) - USD ($) $ in Millions	Mar. 31, 2022	Dec. 31, 2021
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Restricted Receivables	$ 10,166	$ 10,321
Retail note and finance lease receivables
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Restricted Receivables	6,436	6,878
Wholesale
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Restricted Receivables	$ 3,730	$ 3,443